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<FILENAME>d13fhr.txt
REPORT FOR THE CALENDAR QUARTER, ENDED SEPTEMBER 30, 2007

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                                                                 OMB Approval
                                                                 OMB 3235-0006
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                                                                 SEC USE ONLY
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FORM           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
13F           MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                Report for the Calendar Qtr, Ended September 30, 2007

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                (Please read instructions before preparing form.)
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                        If amended report check here: [ ]
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Name of Institutional Investment Manager:

                   GOODHOPE ADVISERS, LLC
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Business Address:

      1345 Avenue of the Americas      New York      NY          10105-4300
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                 Street                  City       State            Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

Mark Goldstein            212-698-3101           Chief Compliance Officer
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   ATTENTION--Intentional misstatements or omissions of facts constitute
              Federal Criminal Violations. See 18 U.S.C. 1001 and
              15 U.S.C. 78ff(a).
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   The institutional Investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 13th day of November, 2007.

                                    GoodHope Advisers, LLC
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)

                                    /s/ Mark Goldstein
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                                    (Manual Signature of Person Duly Authorized
                                            to Submit This Report)


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

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REPORT SUMMARY:

Number of Other Included Managers:                         1
Form 13 F Information Table Entry Total:         6,341,716
Form 13 F Information Table Value Total: 265,699 (x$1000)

Arnhold and S. Bleichroeder Advisers, LLC

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
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D STATE STREET CORP STT JAN 60.0 CALL             857477103      535      500 SH       SOLE                    500        0        0
D WALGREENS CO WAG JAN 40.00 CAL CALL             931422109     1840     2300 SH       SOLE                   2300        0        0
D ALCOA INC                      COM              013817101      982    25100 SH       SOLE                  25100        0        0
D AMPHENOL CORP NEW              CL A             032095101    20628   518812 SH       SOLE                 518812        0        0
D ANALOG DEVICES INC             COM              032654105     4520   125000 SH       SOLE                 125000        0        0
D CVS CAREMARK CORPORATION       COM              126650100     8200   206912 SH       SOLE                 206912        0        0
D CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    17002   666736 SH       SOLE                 666736        0        0
D DELL INC                       COM              24702R101     2760   100000 SH       SOLE                 100000        0        0
D ECHOSTAR COMMUNICATIONS NEW    CL A             278762109     3712    79300 SH       SOLE                  79300        0        0
D GENERAL DYNAMICS CORP          COM              369550108     4646    55000 SH       SOLE                  55000        0        0
D GENERAL ELECTRIC CO            COM              369604103    24786   598700 SH       SOLE                 598700        0        0
D GENERAL MTRS CORP              COM              370442105     1652    45000 SH       SOLE                  45000        0        0
D HARTFORD FINL SVCS GROUP INC   COM              416515104     3702    40000 SH       SOLE                  40000        0        0
D LINEAR TECHNOLOGY CORP         COM              535678106     5381   153800 SH       SOLE                 153800        0        0
D LOCKHEED MARTIN CORP           COM              539830109     2170    20000 SH       SOLE                  20000        0        0
D MICROSOFT CORP                 COM              594918104     9575   325000 SH       SOLE                 325000        0        0
D MIRANT CORP NEW                COM              60467R100     5269   129524 SH       SOLE                 129524        0        0
D MORGAN STANLEY                 COM NEW          617446448     3150    50000 SH       SOLE                  50000        0        0
D NALCO HOLDING COMPANY          COM              62985Q101    10378   350000 SH       SOLE                 350000        0        0
D NUCOR CORP                     COM              670346105     3568    60000 SH       SOLE                  60000        0        0
D PARKER HANNIFIN CORP           COM              701094104     5592    50000 SH       SOLE                  50000        0        0
D RADIAN GROUP INC               COM              750236101      931    40000 SH       SOLE                  40000        0        0
D RAYTHEON CO                    COM NEW          755111507    16880   264500 SH       SOLE                 264500        0        0
D SLM CORP                       COM              78442P106     3477    70000 SH       SOLE                  70000        0        0
D ST JUDE MED INC                COM              790849103     8074   183200 SH       SOLE                 183200        0        0
D STARBUCKS CORP                 COM              855244109    12262   468000 SH       SOLE                 468000        0        0
D STATE STR CORP                 COM              857477103    14804   217200 SH       SOLE                 217200        0        0
D TJX COS INC NEW                COM              872540109     1744    60000 SH       SOLE                  60000        0        0
D TEXAS INSTRS INC               COM              882508104     9148   250000 SH       SOLE                 250000        0        0
D 3M CO                          COM              88579Y101    12034   128600 SH       SOLE                 128600        0        0
D UAL CORP                       COM NEW          902549807     3257    70000 SH       SOLE                  70000        0        0
D WALGREEN CO                    COM              931422109    28331   599732 SH       SOLE                 599732        0        0
D WELLS FARGO & CO NEW           COM              949746101     3562   100000 SH       SOLE                 100000        0        0
D WILLIAMS COS INC DEL           COM              969457100     5579   163800 SH       SOLE                 163800        0        0
D WYETH                          COM              983024100     5569   125000 SH       SOLE                 125000        0        0
S REPORT SUMMARY                 35 DATA RECORDS    265699   6341716      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED